Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 894,773	$ 3,099,422
Deferred offering costs	512,758	87,825
Other current assets	120,631	139,375
Total current assets	1,528,162	3,326,622
Property and equipment, net	1,254	3,690
Total non-current assets	1,254	3,690
Total assets	1,529,416	3,330,312
Current liabilities
Accounts payable and accrued expenses	114,497	120,938
Total current liabilities	114,497	120,938
Stockholders’ equity:
Series B preferred stock - $0.01 par value, 10,000,000 authorized and 190 and 140 shares issued and outstanding at December 31, 2023 and 2022, respectively	2	1
Common stock - $0.01 par value, 500,000,000 authorized and 3,217,255 and 3,392,250 shares issued and outstanding at December 31, 2023 and 2022, respectively	32,173	33,923
Additional paid in capital	4,715,790	4,714,041
Accumulated deficit	(3,333,046)	(1,538,591)
Total stockholders’ equity	1,414,919	3,209,374
Total liabilities and stockholders’ equity	$ 1,529,416	$ 3,330,312